Organization and Basis of Presentation - Summary of Operations and Comprehensive Loss Statements of VIE and VIE's Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Revenues	¥ 537,435	$ 75,696	¥ 563,238	¥ 507,862
Net loss	(653,700)	(92,070)	(971,233)	(796,697)
VIE and VIE's subsidiaries [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Revenues	537,502	75,706	557,667	526,071
Net loss	¥ (340,575)	$ (47,969)	¥ (605,934)	¥ (508,803)